Pension schemes - Summary of net pension obligations and net pension assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension schemes
Net pension assets	£ 186	£ 119
Net pension obligation	(165)	(182)
Overall net pension balance	£ 21	£ (63)